Share-based Payments - Summary of Share Options and Weighted Average Exercise Prices (Parenthetical) (Details) - £ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price for share options at date of exercise	£ 0.04	£ 0.15	£ 0.68
Bottom Of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	0.0004
Maximum [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	£ 16.57